S000049068 [Member] Expense Example, No Redemption - ClearBridge Emerging Markets Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 676
Expense Example, No Redemption, 3 Years	969
Expense Example, No Redemption, 5 Years	1,283
Expense Example, No Redemption, 10 Years	2,169
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,067
Expense Example, No Redemption, 10 Years	2,167
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	408
Expense Example, No Redemption, 5 Years	707
Expense Example, No Redemption, 10 Years	1,556
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	507
Expense Example, No Redemption, 5 Years	879
Expense Example, No Redemption, 10 Years	1,926
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	321
Expense Example, No Redemption, 5 Years	562
Expense Example, No Redemption, 10 Years	1,254
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	508
Expense Example, No Redemption, 10 Years	$ 1,138